UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

■Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2012 (Unaudited)
Shares		Value

Common Stocks — 96.9%
Consumer Discretionary — 19.5%
7,000	AutoZone, Inc. *	$2,587,690
7,800	Bed Bath & Beyond, Inc. *	491,400
11,100	BorgWarner, Inc. *	767,121
24,800	Brinker International, Inc.	875,440
12,500	Buckle, Inc. (The) (1)	567,875
9,300	Buffalo Wild Wings, Inc. *	797,382
1,900	Chipotle Mexican Grill, Inc. *	603,326
11,400	Coach, Inc.	638,628
20,400	Darden Restaurants, Inc.	1,137,300
12,400	Deckers Outdoor Corp. * (1)	454,336
11,200	Dick’s Sporting Goods, Inc.	580,720
6,000	Dollar Tree, Inc. *	289,650
13,000	Domino’s Pizza, Inc.	490,100
4,500	Fossil, Inc. *	381,150
9,000	Genuine Parts Co.	549,270
14,000	Gildan Activewear, Inc.	443,520
11,400	Hanesbrands, Inc. *	363,432
6,000	Johnson Controls, Inc.	164,400
40,200	LKQ Corp. *	743,700
17,600	McDonald’s Corp.	1,614,800
7,600	NIKE, Inc. Class B	721,316
3,000	O’Reilly Automotive, Inc. *	250,860
15,000	Panera Bread Co. Class A *	2,563,350
11,500	Penn National Gaming, Inc. *	495,650
10,000	Starbucks Corp.	507,500
51,400	TJX Companies, Inc. (The)	2,302,206
5,600	Ulta Salon, Cosmetics & Fragrance, Inc.	539,308
12,400	Under Armour, Inc. Class A *	692,292
3,000	VF Corp.	478,080
4,000	Warnaco Group, Inc. (The) *	207,600
9,300	Wolverine World Wide, Inc.	412,641
5,400	Wynn Resorts Ltd.	623,376
29,800	Yum! Brands, Inc.	1,976,932
		26,312,351

Shares		Value
Consumer Staples — 9.4%
2,800	Boston Beer Co., Inc. (The) Class A * (1)	$313,516
5,800	British American Tobacco PLC ADR	595,312
9,500	Bunge Ltd.	636,975
14,000	Casey’s General Stores, Inc.	799,960
32,800	Church & Dwight Co., Inc.	1,770,872
8,500	Costco Wholesale Corp.	851,063
10,200	Diamond Foods, Inc. (1)	191,964
6,900	Energizer Holdings, Inc.	514,809
34,000	Flowers Foods, Inc.	686,120
20,000	General Mills, Inc.	797,000
8,600	Green Mountain Coffee Roasters, Inc. * (1)	204,250
9,000	Harris Teeter Supermarkets, Inc.	349,560
6,200	Herbalife Ltd.	293,880
41,000	Hormel Foods Corp.	1,198,840
12,800	Ingredion, Inc.	706,048
21,500	J&J Snack Foods Corp.	1,232,595
7,400	PepsiCo, Inc.	523,698
5,000	Reynolds American, Inc.	216,700
2,800	TreeHouse Foods, Inc. *	147,000
7,000	Whole Foods Market, Inc.	681,800
		12,711,962
Energy — 1.4%
2,500	Core Laboratories N.V.	303,700
4,000	Devon Energy Corp.	242,000
16,700	Enbridge, Inc.	651,801
8,000	Noble Energy, Inc.	741,680
		1,939,181
Financials — 4.9%
9,000	Affiliated Managers Group, Inc. *	1,107,000
22,800	AFLAC, Inc.	1,091,664
10,500	American Tower Corp. REIT	749,595
2,600	Axis Capital Holdings Ltd.	90,792
6,000	Bank of Montreal	354,240
3,200	BlackRock, Inc.	570,560
3,100	Camden Property Trust REIT	199,919
4,800	M&T Bank Corp. (1)	456,768
10,200	Royal Bank of Canada	585,582
16,600	Stifel Financial Corp. *	557,760
12,600	T. Rowe Price Group, Inc.	797,580
		6,561,460

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2012 (Unaudited)
Shares		Value
Health Care — 15.6%
15,000	Alexion Pharmaceuticals, Inc. *	$1,716,000
11,600	Allergan, Inc.	1,062,328
7,000	C.R. Bard, Inc.	732,550
8,587	Catamaran Corp. *	841,268
14,000	Cerner Corp. *	1,083,740
19,700	Computer Programs & Systems, Inc.	1,094,335
7,300	DaVita, Inc. *	756,353
4,000	DENTSPLY International, Inc.	152,560
26,400	Edwards Lifesciences Corp. *	2,834,568
11,100	Endo Health Solutions, Inc. *	352,092
35,340	Express Scripts Holding Co. *	2,214,758
14,300	Henry Schein, Inc. *	1,133,561
7,300	IDEXX Laboratories, Inc. *	725,255
1,200	Intuitive Surgical, Inc. *	594,756
8,900	Mednax, Inc. *	662,605
4,800	Mettler-Toledo International, Inc. *	819,552
10,700	Novo Nordisk A/S ADR	1,688,567
15,400	Owens & Minor, Inc.	460,152
2,800	Techne Corp.	201,432
18,000	Teva Pharmaceutical Industries Ltd. ADR	745,380
12,000	Thermo Fisher Scientific, Inc.	705,960
7,000	Volcano Corp. *	199,990
2,600	Waters Corp. *	216,658
		20,994,420

Shares		Value
Industrials — 22.1%
1,200	Acuity Brands, Inc.	$75,948
45,000	AMETEK, Inc.	1,595,250
7,800	C.H. Robinson Worldwide, Inc.	456,690
12,000	Canadian National Railway Co.	1,058,760
1,000	Canadian Pacific Railway Ltd. (1)	82,890
14,000	Chicago Bridge & Iron Co. N.V.	533,260
12,400	CLARCOR, Inc.	553,412
8,300	Clean Harbors, Inc. *	405,455
24,700	Danaher Corp.	1,362,205
38,000	Donaldson Co., Inc.	1,318,980
7,000	Eaton Corp. (1)	330,820
4,400	Esterline Technologies Corp. *	247,016
11,200	Exelis, Inc.	115,808
10,000	Fastenal Co.	429,900
8,800	FedEx Corp.	744,656
9,200	Graco, Inc.	462,576
12,712	HEICO Corp.	491,827
17,200	IDEX Corp.	718,444
10,800	IHS, Inc. Class A *	1,051,380
10,400	Iron Mountain, Inc.	354,744
5,600	ITT Corp.	112,840
8,000	J.B. Hunt Transport Services, Inc.	416,320
11,300	Kansas City Southern	856,314
18,800	Kirby Corp. *	1,039,264
9,000	L-3 Communications Holdings, Inc.	645,390
3,000	Middleby Corp. (The) *	346,920
12,000	Parker Hannifin Corp.	1,002,960
7,500	Precision Castparts Corp.	1,225,050
15,000	Republic Services, Inc.	412,650
93,200	Rollins, Inc.	2,179,948
15,400	Roper Industries, Inc.	1,692,306
15,100	Stericycle, Inc. *	1,366,852
16,000	Toro Co. (The)	636,480
10,400	Union Pacific Corp.	1,234,480
14,100	United Technologies Corp.	1,103,889
7,000	Valmont Industries, Inc.	920,500
4,000	Verisk Analytics, Inc. Class A *	190,440
5,800	W.W. Grainger, Inc.	1,208,546
30,000	Waste Connections, Inc.	907,500
		29,888,670

2

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2012 (Unaudited)
Shares		Value
Information Technology — 10.7%
22,600	Accenture PLC Class A	$1,582,678
10,000	Alliance Data Systems Corp. *	1,419,500
7,700	Amphenol Corp. Class A	453,376
4,500	Anixter International, Inc.	258,570
12,600	ANSYS, Inc. *	924,840
6,200	Ariba, Inc. *	277,760
16,300	Check Point Software Technologies Ltd. *	785,008
18,300	Cognizant Technology Solutions Corp. Class A *	1,279,536
7,800	Equinix, Inc. *	1,607,190
7,500	Informatica Corp. *	261,075
2,800	MasterCard, Inc. Class A	1,264,144
8,100	MICROS Systems, Inc. *	397,872
10,000	Netgear, Inc. *	381,400
12,400	Open Text Corp. * (1)	683,736
7,800	Salesforce.com, Inc. *	1,190,982
11,000	TIBCO Software, Inc. *	332,530
7,700	VMware, Inc. Class A *	744,898
8,800	Wright Express Corp. *	613,536
		14,458,631
Materials — 10.6%
7,700	Albemarle Corp.	405,636
22,200	Ball Corp.	939,282
5,100	CF Industries Holdings, Inc.	1,133,424
38,800	Crown Holdings, Inc. *	1,425,900
10,400	Cytec Industries, Inc.	681,408
8,000	Ecolab, Inc.	518,480
32,400	FMC Corp.	1,794,312
7,200	NewMarket Corp.	1,774,656
12,200	Packaging Corp. of America	442,860
13,000	Praxair, Inc.	1,350,440
14,000	Scotts Miracle-Gro Co. (The) Class A (1)	608,580
15,100	Sigma-Aldrich Corp.	1,086,747
31,600	Silgan Holdings, Inc.	1,374,916
14,600	Valspar Corp. (The)	819,060
		14,355,701
Telecommunication Services — 0.7%
15,400	Crown Castle International Corp. *	987,140
Utilities — 2.0%
11,500	ITC Holdings Corp.	869,170
18,000	ONEOK, Inc.	869,580
23,300	Questar Corp.	473,689
13,200	Wisconsin Energy Corp.	497,244
		2,709,683
	Total Common Stocks
	(Cost $86,961,767)	130,919,199

Principal Amount		Value

Short-Term Investments — 3.2%
Repurchase Agreements — 3.2%
$4,300,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $4,300,068 (collateralized by $4,210,000 U.S. Treasury Notes 2.3750% due 09/30/14, with a value of $4,389,858)	$4,300,000

Investments of Cash Collateral for Securities on Loan — 2.6%
Repurchase Agreements — 2.6%
1,182,653	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,182,673 (collateralized by $1,206,310 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $1,202,033)	1,182,653
1,182,653	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,182,673 (collateralized by $1,206,308 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $1,201,846)	1,182,653
1,182,654	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $1,182,676 (collateralized by $1,206,533 U.S. Treasury Note 1.375% due 11/30/15, with a value of $1,201,283)	1,182,654
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $3,547,960)	3,547,960
	Total Short-Term Investments
	(Cost $7,847,960)	7,847,960
	Total Investments — 102.7%
	(Cost $94,809,727)	138,767,159
Excess Of Liabilities Over Cash And Other Assets —
(-2.7%)		(3,652,232)
Net Assets (2) —100.0%		$135,114,927
Net Asset Value Per Outstanding Share
($135,114,927 ÷ 9,484,579 shares outstanding)		$14.25

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $3,536,208.

3

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2012 (Unaudited)
(2)
For federal income tax purposes, the aggregate cost was $94,809,727, aggregate gross unrealized appreciation was $44,972,914, aggregate gross unrealized depreciation was $1,015,482 and the net unrealized appreciation was $43,957,432.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$130,919,199	$0	$0	$130,919,199
Short-Term Investments	0	7,847,960	0	7,847,960
Total Investments in Securities	$130,919,199	$7,847,960	$0	$138,767,159

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012